Employee Benefit Plans - Fair Value Pension Plan By Asset Category (Detail) - Pension - USD ($) $ in Millions	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	$ 1,934.8	$ 1,717.5	$ 2,144.1
Assets measured at NAV	791.2	677.2
Adjustments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	2,009.9	1,773.7
Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	551.2	468.9
Significant observable inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	667.5	627.6
Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	13.4	16.2
Cash and Cash Equivalents [Member] | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	11.4	13.2
Cash and Cash Equivalents [Member] | Significant observable inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	2.0	3.0
Short-term Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	43.7	24.8
Short-term Investments [Member] | Significant observable inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	43.7	24.8
Domestic common and preferred stock [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	307.1	274.8
Domestic common and preferred stock [Member] | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	307.1	274.8
International common stock [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	66.2	55.4
International common stock [Member] | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	66.2	55.4
Collective Trust Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	757.3	658.3
Assets measured at NAV	757.3	658.3
Corporate Bond Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	146.3	146.7
Corporate Bond Securities [Member] | Significant observable inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	146.3	146.7
Mortgage and other asset backed securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	60.4	57.5
Mortgage and other asset backed securities [Member] | Significant observable inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	60.4	57.5
Mutual Fund [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	184.9	141.3
Mutual Fund [Member] | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	166.4	125.5
Mutual Fund [Member] | Significant observable inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	18.5	15.8
US Government Agencies Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	363.2	344.1
US Government Agencies Debt Securities [Member] | Significant observable inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	363.2	344.1
Other Debt Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	67.4	54.6
Assets measured at NAV	33.9	18.9
Other Debt Obligations [Member] | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	0.1
Other Debt Obligations [Member] | Significant observable inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Total assets at fair value	$ 33.4	$ 35.7